Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets

(Dollars in thousands)		2011	2010	2009

Consolidated	Net interest income	$700,832	$730,838	$776,468
	Provision for loan losses	44,000	270,000	880,000
	Noninterest income	786,011	932,725	1,234,397
	Noninterest expense	1,292,995	1,341,810	1,536,813

	Income/(loss) before income taxes	149,848	51,753	(405,948)
	Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)

	Income/(loss) from continuing operations	134,012	72,935	(235,232)
	Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)

	Net income/(loss)	$142,630	$61,603	$(258,435)

	Average assets	$24,733,627	$25,677,371	$28,147,808

	Depreciation and amortization	$89,321	$82,500	$81,407
	Expenditures for long-lived assets	35,408	42,631	21,180

Certain previously reported amounts have been reclassified to agree with current presentation.

(Dollars in thousands)		2011	2010	2009

Regional	Net interest income	$561,808	$557,200	$556,103
Banking	Provision/(provision credit) for loan losses	(61,505)	92,297	306,168
	Noninterest income	266,227	285,981	308,708
	Noninterest expense	564,862	605,948	645,108

	Income/(loss) before income taxes	324,678	144,936	(86,465)
	Provision/(benefit) for income taxes	119,461	52,275	(33,147)

	Net income/(loss)	$205,217	$92,661	$(53,318)

	Average assets	$11,407,928	$11,378,819	$12,174,724

	Depreciation and amortization	$52,855	$44,184	$40,225
	Expenditures for long-lived assets	24,914	33,296	16,539

Capital Markets	Net interest income	$22,090	$21,649	$15,128
	Noninterest income	355,739	424,170	632,871
	Noninterest expense	320,835	318,188	386,120

	Income before income taxes	56,994	127,631	261,879
	Provision for income taxes	21,608	47,809	98,461

	Net income	$35,386	$79,822	$163,418

	Average assets	$2,257,841	$2,115,716	$2,070,039

	Depreciation and amortization	$12,802	$9,740	$8,832
	Expenditures for long-lived assets	4,465	1,142	541

Corporate	Net interest income/(expense)	$(4,189)	$1,654	$25,534
	Noninterest income	69,939	64,027	55,881
	Noninterest expense	105,215	70,749	92,717

	Loss before income taxes	(39,465)	(5,068)	(11,302)
	Benefit for income taxes	(51,175)	(39,973)	(21,232)

	Net income	$11,710	$34,905	$9,930

	Average assets	$5,131,198	$4,984,730	$4,764,920

	Depreciation and amortization	$16,608	$8,998	$1,939
	Expenditures for long-lived assets	1,128	4,970	2,036

Non-Strategic	Net interest income	$121,123	$150,335	$179,703
	Provision for loan losses	105,505	177,703	573,832
	Noninterest income	94,106	158,547	236,937
	Noninterest expense	302,083	346,925	412,868

	Loss before income taxes	(192,359)	(215,746)	(570,060)
	Benefit for income taxes	(74,058)	(81,293)	(214,798)

	Loss from continuing operations	(118,301)	(134,453)	(355,262)
	Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)

	Net loss	$(109,683)	$(145,785)	$(378,465)

	Average assets	$5,936,660	$7,198,106	$9,138,125

	Depreciation and amortization	$7,056	$19,578	$30,411
	Expenditures for long-lived assets	4,901	3,223	2,064

Certain previously reported amounts have been reclassified to agree with current presentation.